Fair Value of Financial Instruments	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 14—Fair Value of Financial Instruments

ASC Topic 820 establishes a framework for measuring fair value and disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining fair value, various valuation methods are used including market, income and cost approaches. Assumptions that market participants would use in pricing the asset or liability are utilized in these valuation methods, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs may be readily observable, market corroborated or generally unobservable inputs. Valuation methodologies are employed that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on observability of the inputs used in the valuation methodologies, financial assets and liabilities measured at fair value on a recurring and nonrecurring basis are categorized according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities that are adjusted to fair value are classified in one of the following three categories:

•	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

•

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•	Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Fair Value on a Recurring Basis

The table below presents the financial instruments carried at fair value by the valuation hierarchy (as described above):

	Level 1	Level 2	Level 3	Total
	(In Thousands)
June 30, 2014
Financial assets
Investment securities available for sale:
U.S. government sponsored and federal agency obligations	$—	$3,328	$—	$3,328
Corporate stock and bonds	6	—	—	6
Non-agency CMOs	—	—	5,856	5,856
Government sponsored agency mortgage-backed securities	—	84,131	—	84,131
GNMA mortgage-backed securities	—	201,969	—	201,969
Loans held for sale	—	5,261	—	5,261
Other assets:
Interest rate lock commitments	—	164	—	164
Unused commitments	—	15	—	15
Forward contracts to sell mortgage loans	—	23	—	23

Total	$6	$294,891	$5,856	$300,753

Financial liabilities
Other liabilities:
Interest rate lock commitments	$—	$9	$—	$9
Unused commitments	—	—	—	—
Forward contracts to sell mortgage loans	—	130	—	130

Total	$—	$139	$—	$139

	Level 1	Level 2	Level 3	Total
	(In Thousands)
December 31, 2013
Financial assets
Investment securities available for sale:
U.S. government sponsored and federal agency obligations	$—	$3,376	$—	$3,376
Corporate stock and bonds	355	—	—	355
Non-agency CMOs	—	—	6,208	6,208
Government sponsored agency mortgage-backed securities	—	50,158	—	50,158
GNMA mortgage-backed securities	—	217,775	—	217,775
Loans held for sale(1)	—	3,085	—	3,085
Other assets:
Interest rate lock commitments	—	37	—	37
Unused commitments	—	3	—	3
Forward contracts to sell mortgage loans	—	33	—	33

Total	$355	$274,467	$6,208	$281,030

Financial liabilities
Other liabilities:
Interest rate lock commitments	$—	$12	$—	$12
Unused commitments	—	4	—	4
Forward contracts to sell mortgage loans	—	1	—	1

Total	$—	$17	$—	$17

An independent service is used to price available-for-sale U.S. government sponsored and federal agency obligations, government sponsored agency mortgage-backed securities, and GNMA mortgage-backed securities using a market data model under Level 2. The significant inputs used to price GNMA mortgage-backed securities are as follows:

	June 30, 2014		Weighted Average	December 31, 2013		Weighted Average
	From	To		From	To
Coupon rate	1.6%	4.6%	2.4%	1.6%	4.6%	2.4%
Duration (in years)	1.0	6.4	3.9	1.1	5.7	3.6
PSA prepayment speed	147	374	214	128	458	346

The Corporation had 99.1% of its non-agency CMOs valued by an independent pricing service that used a discounted cash flow model that incorporates inputs considered Level 3 by the accounting guidance.

	June 30, 2014		Weighted Average	December 31, 2013		Weighted Average
	From	To		From	To
Observable inputs:
30 to 59 day delinquency rate	2.0%	4.9%	3.1%	1.6%	5.8%	4.0%
60 to 89 day delinquency rate	0.3	2.1	1.2	0.8	2.5	1.9
90 plus day delinquency rate	3.9	8.1	6.1	4.6	9.9	6.5
Loss severity	52.6	64.0	57.9	52.0	68.5	57.1
Coupon rate	5.0	6.0	5.5	5.0	6.0	5.5
Current credit support	—	3.9	—	—	4.3	—
Unobservable inputs:
Month 1 to month 24 constant default rate	5.6	12.2	8.5	5.3	11.6	8.2
Discount rate	4.0	6.5	6.1	4.0	7.0	6.6

Other assets and other liabilities include interest rate lock commitments provided to customers to fund mortgage loans intended to be sold and forward sale contracts for future delivery of funded residential mortgages to investors. The Corporation relies on an internal valuation model to estimate the fair value of its interest rate lock commitments, which includes applying an estimated pull-through rate (the percentage of commitments expected to result in a closed loan) based on historical experience; multiplied by quoted investor prices on closed loans for future delivery determined to be reasonably applicable to the loan commitment based on interest rate, terms and rate lock expiration.

The Corporation also relies on an internal valuation model to estimate the fair value of its forward contracts to sell residential mortgage loans (i.e., an estimate of what the Corporation would receive or pay to terminate the forward delivery contract) based on market prices for similar financial instruments, which includes matching specific terms and maturities of the forward commitments against applicable investor pricing available.

The following is a reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs (level 3):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(In thousands)

Non-agency CMOs
Beginning balance	$6,041	$7,549	$6,208	$14,158
Total realized/unrealized gains (losses):
Included in earnings	—	1	—	(198)
Included in other comprehensive income	76	114	132	972
Included in earnings as unrealized other-than-temporary impairment	(12)	—	(33)	(83)
Included in earnings upon payoff of securities for which other-than-temporary impairment was previously recognized	—	—	—	—
Included in earnings as realized other-than-temporary impairment	49	68	112	241
Principal repayments	(298)	(551)	(563)	(1,489)
Sales		—	—	(6,420)

Ending balance	$5,856	$7,181	$5,856	$7,181

There were no transfers in or out of Levels 1, 2 or 3 during the three and six months ended June 30, 2014 or 2013. The Corporation’s policy for determining transfers between levels occurs at the end of the reporting period when circumstances in the underlying valuation criteria changes and result in transfers between levels.

Fair Value on a Nonrecurring Basis

Certain assets are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). Loans held for sale and mortgage servicing rights includes only those items that were adjusted to fair value as of the dates indicated.

The following table presents such assets carried on the Consolidated Balance Sheets by caption and by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(In thousands)
June 30, 2014
Impaired loans, with an allowance recorded, net	$—	$—	$10,626	$10,626
Mortgage servicing rights	—	—	7,766	7,766
Other real estate owned	—	—	56,170	56,170

Total assets at fair value	$—	$—	$74,562	$74,562

December 31, 2013
Impaired loans, with an allowance recorded, net	$—	$—	$44,046	$44,046
Mortgage servicing rights	—	—	6,448	6,448
Other real estate owned	—	—	63,460	63,460

Total assets at fair value	$—	$—	$113,954	$113,954

The significant inputs for those assets measured at fair value on a nonrecurring basis are as follows:

June 30, 2014
	Method	Inputs
Impaired loans, with an allowance recorded, net	Appraised Values	External appraised values-adjustments made to values due to management factors including age of appraisal, age of comparables, known changes in the market and in the collateral and selling and commission cost of 15% to 35%.
Mortgage servicing rights	Discounted Cash Flow	Weighted average prepayment speed 8.63%; weighted average discount rate 11.98%.
Other real estate owned	Appraised Values	External appraised values less selling and commission cost of 15% to 35%.

The Corporation does not adjust loans held for investment to fair value on a recurring basis. However, some loans are considered impaired and an allowance for loan losses is established. The specific reserves for collateral dependent impaired loans are based on the fair value of the underlying collateral less estimated costs to sell. The fair value of collateral is usually determined based on appraisals. In some cases, adjustments are made to appraised values due to various factors including age of the appraisal, age of comparables included in the appraisal, and known changes in the market and in the collateral. Since adjustments to appraised values are based on unobservable inputs, the resulting fair value measurement is categorized as a Level 3 measurement.

Mortgage servicing rights (MSR) are recorded as an asset when loans are sold to third parties with servicing rights retained. Mortgage servicing rights are initially recorded at fair value and subsequently amortized in proportion to, and over the period of, estimated net servicing revenues. The carrying value of these assets is reviewed for impairment on a monthly basis using a lower of carrying value or fair value methodology. The fair value of servicing rights is determined by estimating the present value of future net cash flows using a discounted cash flow model, taking into consideration market loan prepayment speeds, discount rates, servicing costs and other economic factors. For purposes of measuring impairment, the rights are stratified based on predominant risk characteristics of the underlying loans which include product type (i.e., fixed, adjustable or balloon) and interest rate bands. If the aggregate carrying value of the capitalized mortgage servicing rights for a stratum exceeds its fair value, the difference is recognized in non-interest expense as an impairment loss.

Critical assumptions used in the MSR discounted cash flow model include mortgage prepayment speeds, discount rates, costs to service, ancillary and late fee income. Variations in the assumptions could materially affect the estimated fair values. Changes to the assumptions are made when market data indicate that new trends have developed. Current market participant assumptions based on loan product types—fixed rate, adjustable rate and balloon loans—include discount rates in the range of 11.5% to 25.0% as well as portfolio weighted average prepayment speeds of 2.9% to 59.9% annual CPR. Many of these assumptions are subjective and involve a high degree of management judgment. MSR valuation assumptions are reviewed and approved by management on a quarterly basis.

Prepayment speeds may be affected by economic factors such as changes in home prices, market interest rates, the availability of other credit products to borrowers and customer payment patterns. Prepayment speeds include the impact of all borrower prepayments, including full payoffs, additional principal payments and the impact of loans paid off due to foreclosure liquidations. As market interest rates decline, prepayment speeds will generally increase as customers refinance existing mortgages to more favorable interest rate terms. As prepayment speeds increase, anticipated cash flows will generally decline resulting in a potential reduction, or impairment, of the fair value of the capitalized MSRs. Alternatively, an increase in market interest rates may cause a decrease in prepayment speeds and therefore an increase in fair value of MSRs. Annually, external data is obtained to test the values and assumptions that are used for the initial valuations in the discounted cash flow model.

Real estate acquired by foreclosure, real estate acquired by deed in lieu of foreclosure and other repossessed assets (OREO) are held for sale and are initially recorded at fair value less estimated selling expenses at the date of foreclosure. OREO is re-measured at the lower of cost or fair value after initial recognition and reported using a valuation allowance on foreclosed assets. Fair value is generally based on third party appraisals subject to discounting and is therefore considered a Level 3 measurement.

Fair Value Summary

ASC Topic 825 requires disclosure of fair value information about financial instruments, for which it is practicable to estimate that value, whether or not recognized in the Consolidated Balance Sheets, including those financial assets and liabilities that are not measured and reported at fair value on a recurring or nonrecurring basis. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Results from these techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, may not be realized in immediate settlement of the instruments. Certain financial instruments with a fair value that is not practicable to estimate and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented in the table below do not necessarily represent the underlying value of the Corporation.

The following methods and assumptions were used in estimating the fair value of financial instruments that were not previously disclosed:

Cash and cash equivalents and accrued interest: The carrying amounts reported in the balance sheets approximate the fair values for those assets and liabilities. In accordance with ASC Topic 820, cash and cash equivalents and accrued interest have been categorized as a Level 2 fair value measurement.

Loans held for investment: The fair value of residential mortgage loans held for investment, commercial real estate loans, commercial and industrial loans, and consumer and other loans held for investment are estimated using observable inputs including estimated cash flows, and discount rates based on interest rates currently being offered for loans with similar terms, to borrowers of similar credit quality. In accordance with ASC Topic 820, loans held for investment that are not included with impaired loans in the preceding section titled Fair Value on a Nonrecurring Basis have been categorized as a Level 2 fair value measurement.

Federal Home Loan Bank stock: The carrying amount of FHLB stock approximates its fair value as it can only be redeemed with the FHLB at par value. In accordance with ASC Topic 820, Federal Home Loan Bank stock has been categorized as a Level 2 fair value measurement.

Deposits: The fair value of checking, savings and money market accounts are estimated using a discounted cash flow analysis, with run-off rates based on published bank regulatory decay rate tables. The fair values of fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies current interest rates being offered on certificates of deposit to a schedule of aggregated expected monthly maturities of the outstanding certificates of deposit. In accordance with ASC Topic 820, deposits have been categorized as a Level 2 fair value measurement.

Other borrowed funds: The fair value of FHLB advances and repurchase agreements are estimated using discounted cash flow analysis, based on the Corporation’s current incremental borrowing rates for similar types of borrowing arrangements. In accordance with ASC Topic 820, other borrowed funds have been categorized as a Level 2 fair value measurement.

Off-balance-sheet instruments: The fair value of off-balance-sheet instruments (held for investment lending commitments and unused lines of credit) are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the counterparties’ credit standing and discounted cash flow analyses. The fair value of these off-balance-sheet items approximates the recorded amounts of the related fees and is not material at June 30, 2014 and December 31, 2013.

The carrying amount and fair value of the Corporation’s financial instruments consist of the following:

	June 30, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
Financial assets:
Cash and cash equivalents	$177,347	$177,347	$143,396	$143,396
Investment securities available for sale	295,290	295,290	277,872	277,872
Loans held for sale	5,261	5,261	3,085	3,085
Loans held for investment	1,506,963	1,463,279	1,544,324	1,488,677
Mortgage servicing rights	20,929	21,588	22,294	23,553
Federal Home Loan Bank stock	11,940	11,940	11,940	11,940
Accrued interest receivable	7,640	7,640	8,216	8,216
Interest rate lock commitments	164	164	37	37
Unused commitments	15	15	3	3
Forward contracts to sell mortgage loans(1)	23	23	33	33
Financial liabilities:
Non-maturity deposits	1,380,415	1,380,415	1,324,324	1,324,324
Deposits with stated maturities	492,825	492,263	550,969	549,668
Other borrowed funds	13,781	14,076	12,877	13,121
Accrued interest payable—borrowings	19	19	22	22
Accrued interest payable—deposits	374	374	393	393
Interest rate lock commitments	9	9	12	12
Unused commitments	—	—	4	4
Forward contracts to sell mortgage loans(1)	130	130	1	1

Note 17—Fair Value of Financial Instruments

ASC Topic 820 establishes a framework for measuring fair value and disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining fair value, various valuation methods are used including market, income and cost approaches. Assumptions that market participants would use in pricing the asset or liability are utilized in these valuation methods, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs may be readily observable, market corroborated or generally unobservable inputs. Valuation methodologies are employed that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on observability of the inputs used in the valuation methodologies, financial assets and liabilities measured at fair value on a recurring and nonrecurring basis are categorized according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities that are adjusted to fair value are classified in one of the following three categories:

•	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

•

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•	Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Fair Value on a Recurring Basis

The table below presents the financial instruments carried at fair value as of December 31, 2013 and March 31, 2013, by the valuation hierarchy (as described above):

	Level 1	Level 2	Level 3	Total
	(In Thousands)
December 31, 2013
Financial assets
Investment securities available for sale:
U.S. government sponsored and federal agency obligations	$—	$3,376	$—	$3,376
Corporate stock and bonds	355	—	—	355
Non-agency CMOs	—	—	6,208	6,208
Government sponsored agency mortgage-backed securities	—	50,158	—	50,158
GNMA mortgage-backed securities	—	217,775	—	217,775
Loans held for sale (1)	—	3,085	—	3,085
Other assets:
Interest rate lock commitments	—	37	—	37
Unused commitments	—	3	—	3
Forward contracts to sell mortgage loans	—	33	—	33

Total	$355	$274,467	$6,208	$281,030

Financial liabilities
Other liabilities:
Interest rate lock commitments	$—	$12	$—	$12
Unused commitments	—	4	—	4
Forward contracts to sell mortgage loans	—	1	—	1

Total	$—	$17	$—	$17

(1)	Beginning April 1, 2013, pursuant to ASC 825-10-25 Fair Value Option, loans held for sale are recorded at fair value.

	Level 1	Level 2	Level 3	Total
	(In thousands)
March 31, 2013
Financial assets
Investment securities available for sale:
U.S. government sponsored and federal agency obligations	$—	$3,504	$—	$3,504
Corporate stock and bonds	264	—	—	264
Non-agency CMOs	—	—	7,549	7,549
Government sponsored agency mortgage-backed securities	—	3,184	—	3,184
GNMA mortgage-backed securities	—	252,286	—	252,286
Other assets:
Interest rate lock commitments	—	689	—	689
Forward contracts to sell mortgage loans	—	1	—	1

Total	$264	$259,664	$7,549	$267,477

Financial liabilities
Other liabilities:
Interest rate lock commitments	$—	$3	$—	$3
Forward contracts to sell mortgage loans	—	313	—	313

Total	$—	$316	$—	$316

An independent service is used to price available-for-sale U.S. government sponsored and federal agency obligations, government sponsored agency mortgage-backed securities, and GNMA mortgage-backed securities using a market data model under Level 2. The significant inputs used at December 31, 2013 and March 31, 2013 to price GNMA mortgage-backed securities are as follows:

	December 31, 2013		Weighted Average	March 31, 2013		Weighted Average
	From	To		From	To
Coupon rate	1.6%	4.6%	2.4%	1.6%	4.6%	2.4%
Duration (in years)	1.1	5.7	3.6	1.2	5.1	3.6
PSA prepayment speed	128	458	346	283	453	332

The Corporation had 99.2% of its non-agency CMOs valued by an independent pricing service that used a discounted cash flow model that incorporates inputs considered Level 3 by the accounting guidance.

	December 31, 2013		Weighted Average	March 31, 2013		Weighted Average
	From	To		From	To
Observable inputs:
30 to 59 day delinquency rate	1.6%	5.8%	4.0%	2.0%	4.6%	3.8%
60 to 89 day delinquency rate	0.8	2.5	1.9	0.7	3.1	1.8
90 plus day delinquency rate	4.6	9.9	6.5	2.4	6.2	5.6
Loss severity	52.0	68.5	57.1	39.9	71.2	58.3
Coupon rate	5.0	6.0	5.5	5.0	6.0	5.5
Current credit support	—	4.3	—	—	58.4	1.4
Unobservable inputs:
Month 1 to month 24 constant default rate	5.3	11.6	8.2	4.5	11.5	8.1
Discount rate	4.0	7.0	6.6	4.0	7.0	6.3

Other assets and other liabilities include interest rate lock commitments provided to customers to fund mortgage loans intended to be sold and forward sale contracts for future delivery of funded residential mortgages to investors. The Corporation relies on an internal valuation model to estimate the fair value of its interest rate lock commitments, which includes applying an estimated pull-through rate (the percentage of commitments expected to result in a closed loan) based on historical experience; multiplied by quoted investor prices on closed loans for future delivery determined to be reasonably applicable to the loan commitment based on interest rate, terms and rate lock expiration.

The Corporation also relies on an internal valuation model to estimate the fair value of its forward contracts to sell residential mortgage loans (i.e., an estimate of what the Corporation would receive or pay to terminate the forward delivery contract) based on market prices for similar financial instruments, which includes matching specific terms and maturities of the forward commitments against applicable investor pricing available.

The following is a reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs (level 3):

	Nine Months Ended	Year Ended
	December 31, 2013	March 31, 2013
	(In thousands)
Non-agency CMOs
Beginning balance	$7,549	$21,592
Total realized/unrealized gains (losses):
Included in earnings	2	(191)
Included in other comprehensive income	93	3,139
Included in earnings as unrealized other-than-temporary impairment	(23)	(412)
Included in earnings upon payoff of securities for which other-than-temporary impairment was previously recognized	—	4
Included in earnings as realized other-than-temporary impairment	224	721
Principal repayments	(1,637)	(5,042)
Sales	—	(12,262)

Ending balance	$6,208	$7,549

There were no transfers in or out of Levels 1, 2 or 3 during the nine months ended December 31, 2013 or fiscal year ended March 31, 2013. The Corporation’s policy for determining transfers between levels occurs at the end of the reporting period when circumstances in the underlying valuation criteria changes and result in transfers between levels.

Fair Value on a Nonrecurring Basis

Certain assets are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). Loans held for sale and mortgage servicing rights includes only those items that were adjusted to fair value as of the dates indicated.

The following table presents such assets carried on the consolidated balance sheet by caption and by level within the fair value hierarchy as of December 31, 2013 and March 31, 2013:

	Level 1	Level 2	Level 3	Total
	(In thousands)
December 31, 2013
Impaired loans, with an allowance recorded, net	$—	$—	$44,046	$44,046
Mortgage servicing rights	—	—	6,448	6,448
Other real estate owned	—	—	63,460	63,460

Total assets at fair value	$—	$—	$113,954	$113,954

March 31, 2013
Impaired loans, with an allowance recorded, net	$—	$—	$76,430	$76,430
Loans held for sale (1)	—	643	—	643
Mortgage servicing rights	—	—	20,889	20,889
Other real estate owned	—	—	84,342	84,342

Total assets at fair value	$—	$643	$181,661	$182,304

(1)	Prior to April 1, 2013, loans held for sale were recorded at the lower of cost or fair value.

The significant inputs used at December 31, 2013 for those assets measured at fair value on a nonrecurring basis are as follows:

December 31, 2013
	Method	Inputs
Impaired loans, with an allowance recorded, net	Appraised Values	External appraised values-adjustments made to values due to management factors including age of appraisal, age of comparables, known changes in the market and in the collateral and selling and commission cost of 15 % to 35%.
Mortgage servicing rights	Discounted Cash Flow	Weighted average prepayment speed 7.06%; weighted average discount rate 12.02%.
Other real estate owned	Appraised Values	External appraised values less selling and commission cost of 15 % to 35%.

The Corporation does not adjust loans held for investment to fair value on a recurring basis. However, some loans are considered impaired and an allowance for loan losses is established. The specific reserves for collateral dependent impaired loans are based on the fair value of the underlying collateral less estimated costs to sell. The fair value of collateral is usually determined based on appraisals. In some cases, adjustments are made to appraised values due to various factors including age of the appraisal, age of comparables included in the appraisal, and known changes in the market and in the collateral. Since adjustments to appraised values are based on unobservable inputs, the resulting fair value measurement is categorized as a Level 3 measurement.

Loans held for sale primarily consist of certain recently originated fixed- and adjustable-rate residential mortgage loans and are carried at the lower of cost or fair value, determined on a loan level basis. These loans are valued individually based upon quoted market prices for similar loans and the amount of any gross loss is recorded as a valuation allowance in loans held for sale. Fees received from the borrower and direct costs to originate the loan are deferred and recorded as an adjustment to the loan carrying value.

Mortgage servicing rights are recorded as an asset when loans are sold to third parties with servicing rights retained. Mortgage servicing rights are initially recorded at fair value and subsequently amortized in proportion to, and over the period of, estimated net servicing revenues. The carrying value of these assets is reviewed for impairment on a monthly basis using a lower of carrying value or fair value methodology. The fair value of servicing rights is determined by estimating the present value of future net cash flows using a discounted cash flow model, taking into consideration market loan prepayment speeds, discount rates, servicing costs and other economic factors. For purposes of measuring impairment, the rights are stratified based on predominant risk characteristics of the underlying loans which include product type (i.e., fixed, adjustable or balloon) and interest rate bands. If the aggregate carrying value of the capitalized mortgage servicing rights for a stratum exceeds its fair value, the difference is recognized in non-interest expense as an impairment loss.

Critical assumptions used in the MSR discounted cash flow model include mortgage prepayment speeds, discount rates, costs to service, ancillary and late fee income. Variations in the assumptions could materially affect the estimated fair values. Changes to the assumptions are made when market data indicate that new trends have developed. Current market participant assumptions based on loan product types—fixed rate, adjustable rate and balloon loans—include discount rates in the range of 11.5% to 25.0% as well as portfolio weighted average prepayment speeds of 0.0% to 49.3% annual CPR. Many of these assumptions are subjective and involve a high degree of management judgment. MSR valuation assumptions are reviewed and approved by management on a quarterly basis.

Prepayment speeds may be affected by economic factors such as changes in home prices, market interest rates, the availability of other credit products to borrowers and customer payment patterns. Prepayment speeds include the impact of all borrower prepayments, including full payoffs, additional principal payments and the impact of loans paid off due to foreclosure liquidations. As market interest rates decline, prepayment speeds will generally increase as customers refinance existing mortgages to more favorable interest rate terms. As prepayment speeds increase, anticipated cash flows will generally decline resulting in a potential reduction, or impairment, of the fair value of the capitalized MSRs. Alternatively, an increase in market interest rates may cause a decrease in prepayment speeds and therefore an increase in fair value of MSRs. Annually, external data is obtained to test the values and assumptions that are used for the initial valuations in the discounted cash flow model.

Real estate acquired by foreclosure, real estate acquired by deed in lieu of foreclosure and other repossessed assets (OREO) are held for sale and are initially recorded at fair value less estimated selling expenses at the date of foreclosure. OREO is re-measured at the lower of cost or fair value after initial recognition and reported using a valuation allowance on foreclosed assets. Fair value is generally based on third party appraisals and is therefore considered a Level 3 measurement.

Fair Value Summary

ASC Topic 825 requires disclosure of fair value information about financial instruments, for which it is practicable to estimate that value, whether or not recognized in the consolidated balance sheets, including those financial assets and liabilities that are not measured and reported at fair value on a recurring or nonrecurring basis. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Results from these techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, may not be realized in immediate settlement of the instruments. Certain financial instruments with a fair value that is not practicable to estimate and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented in the table below do not necessarily represent the underlying value of the Corporation.

The following methods and assumptions were used in estimating the fair value of financial instruments that were not previously disclosed:

Cash and cash equivalents and accrued interest: The carrying amounts reported in the balance sheets approximate the fair values for those assets and liabilities. In accordance with ASC Topic 820, cash and cash equivalents and accrued interest have been categorized as a Level 2 fair value measurement.

Loans held for investment: The fair value of residential mortgage loans held for investment, commercial real estate loans, commercial and industrial loans, and consumer and other loans held for investment are estimated using observable inputs including estimated cash flows, and discount rates based on interest rates currently being offered for loans with similar terms, to borrowers of similar credit quality. In accordance with ASC Topic 820, loans held for investment that are not included with impaired loans in the preceding section titled Fair Value on a Nonrecurring Basis have been categorized as a Level 2 fair value measurement.

Federal Home Loan Bank stock: The carrying amount of FHLB stock approximates its fair value as it can only be redeemed with the FHLB at par value. In accordance with ASC Topic 820, Federal Home Loan Bank stock has been categorized as a Level 2 fair value measurement.

Deposits: The fair value of checking, savings and money market accounts are estimated using a discounted cash flow analysis, with run-off rates based on published bank regulatory decay rate tables. The fair values of fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies current interest rates being offered on certificates of deposit to a schedule of aggregated expected monthly maturities of the outstanding certificates of deposit. In accordance with ASC Topic 820, deposits have been categorized as a Level 2 fair value measurement.

Other borrowed funds: The fair value of FHLB advances and repurchase agreements are estimated using discounted cash flow analysis, based on the Corporation’s current incremental borrowing rates for similar types of borrowing arrangements. In the absence of a reasonably precise methodology to determine the fair value of the credit agreement, carrying value has been used to represent fair value. In accordance with ASC Topic 820, other borrowed funds have been categorized as a Level 2 fair value measurement.

Off-balance-sheet instruments: The fair value of off-balance-sheet instruments (held for investment lending commitments and unused lines of credit) are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the counterparties’ credit standing and discounted cash flow analyses. The fair value of these off-balance-sheet items approximates the recorded amounts of the related fees and is not material at December 31, 2013 and March 31, 2013.

The carrying amount and fair value of the Corporation’s financial instruments consist of the following:

	December 31, 2013		March 31, 2013
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In thousands)
Financial assets:
Cash and cash equivalents	$143,396	$143,396	$228,536	$228,536
Investment securities available for sale	277,872	277,872	266,787	266,787
Loans held for sale	3,085	3,085	18,058	18,356
Loans held for investment	1,544,324	1,488,677	1,670,543	1,643,968
Mortgage servicing rights	22,294	23,553	21,824	22,088
Federal Home Loan Bank stock	11,940	11,940	25,630	25,630
Accrued interest receivable	8,216	8,216	9,563	9,563
Interest rate lock commitments	37	37	689	689
Unused commitments	3	3	—	—
Forward contracts to sell mortgage loans (1)	33	33	1	1
Financial liabilities:
Non-maturity deposits	1,324,324	1,324,324	1,366,049	1,366,049
Deposits with stated maturities	550,969	549,668	658,976	660,536
Other borrowed funds	12,877	13,121	317,225	341,903
Accrued interest payable—borrowings	22	22	53,788	53,788
Accrued interest payable—deposits	393	393	607	607
Interest rate lock commitments	12	12	3	3
Unused commitments	4	4	—	—
Forward contracts to sell mortgage loans (1)	1	1	313	313

(1)	The Corporation has elected to offset the fair value of individual forward sale contracts and present a net amount on the Consolidated Balance Sheets in accordance with ASC 815-45, Derivatives and Hedging.